Commitments and Contingencies - Schedule of Environmental Reserves and Recoveries (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Nov. 30, 2012
Commitment And Contingencies [Line Items]
Environmental remediation provision adjustments	$ 18.2